SEGMENT INFORMATION - Geographical (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Geographical information based on revenue and non-current assets
Number of operating segments | segment	1
Revenue	$ 56,733	$ 65,925	$ 47,155
Non-current assets	413,574	292,372
Bulgaria
Geographical information based on revenue and non-current assets
Revenue	966	871	881
Non-current assets	92	65
Canada
Geographical information based on revenue and non-current assets
Revenue	382	8,724	8,327
Non-current assets	1,956	1,037
Chile
Geographical information based on revenue and non-current assets
Non-current assets	3,164	122
Czech
Geographical information based on revenue and non-current assets
Revenue	3,548	3,197	3,284
Non-current assets	15,127	15,409
Germany
Geographical information based on revenue and non-current assets
Revenue		27	249
Greece
Geographical information based on revenue and non-current assets
Revenue	1,650	8,748	8,849
Non-current assets	109	17
Japan
Geographical information based on revenue and non-current assets
Revenue	37,887	37,757	24,728
Non-current assets	234,398	217,432
PRC
Geographical information based on revenue and non-current assets
Non-current assets	268	2,161
Spain
Geographical information based on revenue and non-current assets
Revenue	421	379	405
Non-current assets	6,446	2,998
USA
Geographical information based on revenue and non-current assets
Revenue	6,681	3,797	31
Non-current assets	45,137	42,904
Uruguay
Geographical information based on revenue and non-current assets
Revenue	5,198	2,425	$ 401
Non-current assets	$ 106,877	$ 10,227